Commitments and contingencies (Tables)	12 Months Ended
May 31, 2019
Commitments and contingencies
Schedule of minimum payments payable over the next five years

Years ending May 31,
2020	$50,689
2021	942
2022	752
2023	711
2024	656
Thereafter	1,724
$55,474